Wireless Fund
	Schedule of Investments
		December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
2,725	Cisco Systems, Inc.	$ 209,907	1.76%

Electronic Computers
3,225	Apple Inc.	876,749
4,500	Super Micro Computer, Inc. *	131,715
		1,008,464	8.47%

Optical Instruments & Lenses
462	KLA Corporation	561,367	4.72%

Radio & TV Broadcasting & Communications Equipment
955	Motorola Solutions, Inc.	366,071
3,010	QUALCOMM Incorporated	514,861
11,540	Telefonaktiebolaget LM Ericsson **	111,361
		992,292	8.34%

Radiotelephone Communications
1,550	T-Mobile US, Inc.	314,712	2.64%

Semiconductors & Related Devices
1,880	Advanced Micro Devices, Inc. *	402,621
1,965	Applied Materials, Inc.	504,985
1,702	Broadcom Inc.	589,062
12,815	NVIDIA Corporation	2,389,998
400	Taiwan Semiconductor Manufacturing Company Limited **	121,556
		4,008,222	33.69%

Sevices - Business Services, NEC
3,870	PayPal Holdings, Inc.	225,931	1.90%

Services - Computer Programming, Data Processing, Etc.
4,900	Alphabet Inc. - Class A	1,533,700
680	AppLovin Corporation - Class A *	458,198
680	Meta Platforms, Inc. - Class A	448,861
		2,440,759	20.51%

Services - Prepackaged Software
300	Adobe Inc. *	104,997
2,265	Microsoft Corporation	1,095,399
2,605	Oracle Corp.	507,741
		1,708,137	14.35%

Special Industry Machinery, NEC
2,000	Lam Research Corporation	342,360	2.88%

Total Common Stocks (Cost $3,809,001)		11,812,149	99.26%

Money Market Funds
110,145	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.61% ***	110,145	0.93%
Total for Money Market Funds (Cost - $110,145)

	Total Investments	11,922,294	100.19%
	(Cost - $3,919,146)

	Liabilities in Excess of Other Assets	(22,541)	-0.19%

	Net Assets	$ 11,899,753	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at December 31, 2025.